UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-06719

Sterling Capital Funds
(Exact name of registrant as specified in charter)

3605 Glenwood Avenue, Suite 100 Raleigh, NC 27612
(Address of principal executive offices) (Zip code)

James T. Gillespie, President
Sterling Capital Funds
3605 Glenwood Avenue, Suite 100
Raleigh, NC 27612
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF INVESTMENTS March 31, 2016 (unaudited)

Sterling Capital Stratton Mid Cap Value Fund

	Number of Shares	Market Value (Note 1)
COMMON STOCKS – 96.5%
Consumer Discretionary – 13.2%
Macy’s, Inc.	17,300	$762,757
Magna International, Inc.	29,540	1,269,038
Mohawk Industries, Inc.†	11,000	2,099,900
PulteGroup, Inc.	49,700	929,887
Royal Caribbean Cruises, Ltd.	13,900	1,141,885
Thor Industries, Inc.	19,000	1,211,630
VF Corp.	12,200	790,072

		8,205,169

Consumer Staples – 6.5%
Casey’s General Stores, Inc.	16,300	1,847,116
Edgewell Personal Care Co.	13,200	1,062,996
Ingredion, Inc.	10,800	1,153,332

		4,063,444

Energy – 5.8%
Cabot Oil & Gas Corp.	39,300	892,503
Devon Energy Corp.	23,000	631,120
Phillips 66	16,300	1,411,417
Superior Energy Services, Inc.	48,300	646,737

		3,581,777

Financials – 28.4%
Affiliated Managers Group, Inc.†	7,200	1,169,280
American Financial Group, Inc.	15,000	1,055,550
Ameriprise Financial, Inc.	11,800	1,109,318
DDR Corp. REIT	49,600	882,384
East West Bancorp, Inc.	28,300	919,184
EastGroup Properties, Inc. REIT	13,000	784,810
First Republic Bank/CA	19,800	1,319,472
Hanover Insurance Group, Inc.	10,500	947,310
Highwoods Properties, Inc. REIT	32,900	1,572,949
Huntington Bancshares, Inc.	110,600	1,055,124
KeyCorp	103,000	1,137,120
The Macerich Co. REIT	21,300	1,687,812
Mid-America Apartment Communities, Inc. REIT	12,300	1,257,183
RLJ Lodging Trust REIT	36,000	823,680
SVB Financial Group†	7,700	785,785
Torchmark Corp.	20,400	1,104,864

		17,611,825

Health Care – 11.8%
Becton, Dickinson & Co.	8,500	1,290,470
ICON Plc†	17,400	1,306,740
Mylan NV†	23,600	1,093,860
PerkinElmer, Inc.	20,000	989,200

	Number of Shares	Market Value (Note 1)
Health Care – continued
Thermo Fisher Scientific, Inc.	9,100	$1,288,469
Zimmer Biomet Holdings, Inc.	12,900	1,375,527

		7,344,266

Industrials – 4.6%
American Airlines Group, Inc.	19,200	787,392
HD Supply Holdings, Inc.†	32,000	1,058,240
United Rentals, Inc.†	15,700	976,383

		2,822,015

Information Technology – 15.2%
Activision Blizzard, Inc.	50,500	1,708,920
Arrow Electronics, Inc.†	15,900	1,024,119
CDW Corp.	27,600	1,145,400
Fiserv, Inc.†	12,600	1,292,508
NetScout Systems, Inc.†	31,300	718,961
NXP Semiconductors NV†	12,400	1,005,268
PTC, Inc.†	43,600	1,445,776
Skyworks Solutions, Inc.	13,900	1,082,810

		9,423,762

Materials – 8.2%
Avery Dennison Corp.	25,700	1,853,227
Berry Plastics Group, Inc.†	35,100	1,268,865
CF Industries Holdings, Inc.	33,000	1,034,220
Westlake Chemical Corp.	20,400	944,520

		5,100,832

Utilities – 2.8%
Southwest Gas Corp.	26,600	1,751,610

Total Common Stocks (Cost $49,466,955)		59,904,700

See accompanying Notes to Schedule of Investments.

1

SCHEDULE OF INVESTMENTS March 31, 2016 (unaudited) (continued)

Sterling Capital Stratton Mid Cap Value Fund

	Number of Shares	Market Value (Note 1)
MONEY MARKET FUND – 3.3%
Federated Treasury Obligations Fund, Institutional Shares 0.17%*	$2,091,527	$2,091,527

Total Money Market Fund (Cost $2,091,527)		2,091,527

Total Investments — 99.8% (Cost $51,558,482**)		61,996,227

Other Assets Less Liabilities — 0.2%		98,480

NET ASSETS — 100.0%		$62,094,707

REIT – Real Estate Investment Trust

†	Non-income producing security

*	Represents the current yield as of report date.
**	Aggregate cost is $51,558,482 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$13,201,049
Gross unrealized depreciation	(2,763,304)

Net unrealized appreciation	$10,437,745

See accompanying Notes to Schedule of Investments.

2

SCHEDULE OF INVESTMENTS March 31, 2016 (unaudited)

Sterling Capital Stratton Real Estate Fund

	Number of Shares	Market Value (Note 1)
COMMON STOCKS – 97.1%
Diversified – 3.5%
American Assets Trust, Inc.	42,000	$1,676,640
WP Carey, Inc.	30,000	1,867,200

		3,543,840

Health Care – 8.9%
Healthcare Trust of America, Inc. Class A	79,500	2,338,890
Medical Properties Trust, Inc.	120,000	1,557,600
Ventas, Inc.	53,000	3,336,880
Welltower, Inc.	26,000	1,802,840

		9,036,210

Hotel & Resort – 8.0%
Hersha Hospitality Trust	56,250	1,200,375
Marriott International, Inc. Class A	28,000	1,993,040
RLJ Lodging Trust	60,000	1,372,800
Ryman Hospitality Properties, Inc.	46,000	2,368,080
Summit Hotel Properties, Inc.	100,000	1,197,000

		8,131,295

Industrial – 3.5%
EastGroup Properties, Inc.	29,000	1,750,730
First Industrial Realty Trust, Inc.	80,000	1,819,200

		3,569,930

Office – 11.7%
Alexandria Real Estate Equities, Inc.	23,000	2,090,470
Highwoods Properties, Inc.	50,000	2,390,500
Hudson Pacific Properties, Inc.	74,000	2,140,080
SL Green Realty Corp.	26,000	2,518,880
Vornado Realty Trust	30,000	2,832,900

		11,972,830

Residential – 17.2%
American Campus Communities, Inc.	52,000	2,448,680
Equity Lifestyle Properties, Inc.	27,000	1,963,710
Equity Residential	35,000	2,626,050
Essex Property Trust, Inc.	16,000	3,741,760
Mid-America Apartment Communities, Inc.	32,000	3,270,720
UDR, Inc.	90,000	3,467,700

		17,518,620

Retail – 24.7%
Acadia Realty Trust	87,500	3,073,875

	Number of Shares	Market Value (Note 1)
Retail – continued
Federal Realty Investment Trust	16,000	$2,496,800
General Growth Properties, Inc.	104,000	3,091,920
The Macerich Co.	40,000	3,169,600
National Retail Properties, Inc.	50,000	2,310,000
Simon Property Group, Inc.	42,757	8,880,202
Tanger Factory Outlet Centers, Inc.	58,000	2,110,620

		25,133,017

Specialized – 19.6%
Communications Sales & Leasing, Inc.	75,000	1,668,750
Crown Castle International Corp.	40,000	3,460,000
CubeSmart	90,000	2,997,000
Digital Realty Trust, Inc.	36,000	3,185,640
EPR Properties	32,000	2,131,840
Equinix, Inc.	10,000	3,307,100
Sovran Self Storage, Inc.	27,000	3,184,650

		19,934,980

Total Common Stocks (Cost $65,790,563)		98,840,722

MONEY MARKET FUND – 2.6%
Federated Treasury Obligations Fund, Institutional Shares 0.17%*	$2,686,844	2,686,844

Total Money Market Fund (Cost $2,686,844)		2,686,844

Total Investments — 99.7% (Cost $68,477,407**)		101,527,566

Other Assets Less Liabilities — 0.3%		308,972

NET ASSETS — 100.0%		$101,836,538

*	Represents the current yield as of report date.
**	Aggregate cost is $68,477,407 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$33,602,117
Gross unrealized depreciation	(551,958)

Net unrealized appreciation	$33,050,159

See accompanying Notes to Schedule of Investments.

3

SCHEDULE OF INVESTMENTS March 31, 2016 (unaudited)

Sterling Capital Stratton Small Cap Value Fund

	Number of Shares	Market Value (Note 1)
COMMON STOCKS – 97.7%
Consumer Discretionary – 11.6%
Bloomin’ Brands, Inc.	898,900	$15,164,443
Brinker International, Inc.	411,900	18,926,805
Cabela’s, Inc.†	307,189	14,957,032
Cooper Tire & Rubber Co.	470,200	17,406,804
Jarden Corp.†	512,900	30,235,455
Starz Class A†	576,300	15,173,979
Thor Industries, Inc.	324,600	20,699,742

		132,564,260

Consumer Staples – 4.6%
Casey’s General Stores, Inc.	317,800	36,013,096
Dean Foods Co.	957,850	16,589,962

		52,603,058

Energy – 2.8%
Cabot Oil & Gas Corp.	400,700	9,099,897
Callon Petroleum Co.†	1,318,000	11,664,300
Carrizo Oil & Gas, Inc.†	350,150	10,826,638

		31,590,835

Financials – 34.1%
Affiliated Managers Group, Inc.†	115,700	18,789,680
American Campus Communities, Inc. REIT	414,900	19,537,641
Community Bank System, Inc.	471,850	18,029,389
First Industrial Realty Trust, Inc. REIT	500,000	11,370,000
First Midwest Bancorp, Inc.	871,650	15,707,133
Glacier Bancorp, Inc.	611,600	15,546,872
Hanover Insurance Group, Inc.	215,000	19,397,300
Highwoods Properties, Inc. REIT	406,564	19,437,825
IBERIABANK Corp.	264,350	13,553,225
MB Financial, Inc.	523,950	17,002,177
Medical Properties Trust, Inc. REIT	1,268,750	16,468,375
Northwest Bancshares, Inc.	1,021,721	13,803,451
Ryman Hospitality Properties, Inc. REIT	377,600	19,438,848
Selective Insurance Group, Inc.	558,250	20,437,533
Signature Bank†	176,000	23,957,120
SL Green Realty Corp. REIT	173,300	16,789,304
SVB Financial Group†	194,400	19,838,520
Talmer Bancorp, Inc. Class A	1,000,000	18,090,000
Umpqua Holdings Corp.	959,391	15,215,941
United Bankshares, Inc.	508,750	18,671,125
Webster Financial Corp.	611,200	21,942,080
Wintrust Financial Corp.	378,500	16,782,690

		389,806,229

	Number of Shares	Market Value (Note 1)
Health Care – 6.0%
PAREXEL International Corp.†	492,750	$30,910,208
West Pharmaceutical Services, Inc.	552,300	38,285,436

		69,195,644

Industrials – 11.0%
Crane Co.	314,900	16,960,514
EnerSys	428,850	23,895,522
JetBlue Airways Corp.†	1,198,800	25,318,656
MasTec, Inc.†	710,850	14,387,604
Moog, Inc. Class A†	375,325	17,144,846
Oshkosh Corp.	340,900	13,932,583
United Rentals, Inc.†	220,541	13,715,445

		125,355,170

Information Technology – 14.7%
Anixter International, Inc.†	267,800	13,955,058
Belden, Inc.	428,400	26,295,192
CACI International, Inc. Class A†	206,800	22,065,560
Cardtronics, Inc.†	350,375	12,609,996
NetScout Systems, Inc.†	615,150	14,129,995
ON Semiconductor Corp.†	1,614,850	15,486,411
PTC, Inc.†	619,950	20,557,542
Qorvo, Inc.†	368,150	18,558,441
Take-Two Interactive Software, Inc.†	660,100	24,865,967

		168,524,162

Materials – 6.0%
Compass Minerals International, Inc.	126,500	8,963,790
PolyOne Corp.	803,000	24,290,750
Silgan Holdings, Inc.	434,800	23,118,316
US Concrete, Inc.†	207,600	12,368,808

		68,741,664

Utilities – 6.9%
Avista Corp.	489,586	19,965,317
El Paso Electric Co.	419,631	19,252,670
Portland General Electric Co.	504,750	19,932,578
Southwest Gas Corp.	296,960	19,554,816

		78,705,381

Total Common Stocks (Cost $675,136,384)		1,117,086,403

See accompanying Notes to Schedule of Investments.

4

SCHEDULE OF INVESTMENTS March 31, 2016 (unaudited) (continued)

Sterling Capital Stratton Small Cap Value Fund

	Number of Shares	Market Value (Note 1)
MONEY MARKET FUND – 2.3%
Federated Treasury Obligations Fund, Institutional Shares 0.17%*	$26,346,911	$26,346,911

Total Money Market Fund (Cost $26,346,911)		26,346,911

Total Investments — 100.0% (Cost $701,483,295**)		1,143,433,314

Liabilities in Excess of Other Assets — 0.0%		(46,993)

NET ASSETS — 100.0%		$1,143,386,321

REIT – Real Estate Investment Trust

†	Non-income producing security

*	Represents the current yield as of report date.
**	Aggregate cost is $701,483,295 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$453,801,304
Gross unrealized depreciation	(11,851,285)

Net unrealized appreciation	$441,950,019

See accompanying Notes to Schedule of Investments.

5

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2016 (unaudited)

Note 1. – Organization

Sterling Capital Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust. Sterling Capital Funds consists of units of beneficial interest offered to the public (“Series”), each representing interests in one of twenty-five separate investment portfolios (“Sterling Capital Funds”). These financial statements relate to the following Series of the Trust: Sterling Capital Stratton Mid Cap Value Fund (“Mid Cap Value Fund”), Sterling Capital Stratton Real Estate Fund (“Real Estate Fund”) and Sterling Capital Stratton Small Cap Value Fund (“Small Cap Value Fund”) (individually a “Fund” and collectively, the “Funds”). Each of the Funds are “diversified” funds, as defined in the 1940 Act.

Note 2. – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

A. Securities Valuation – Investments of the Funds in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities trading on NASDAQ), typically 4:00 PM EST or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Securities the principal market for which is not a securities exchange are valued at their latest bid quotations in such principal market. Securities and other assets for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be valued at fair value using methods determined in good faith by the Sterling Capital Funds’ Pricing Committee under the supervision of the Board of Trustees.

B. Fair Value Measurements – The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the three months ended March 31, 2016, there were no significant changes to the Funds’ valuation policies and procedures.

6

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2016 (unaudited)

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2016 is as follows:

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
Level 1 - Quoted prices *	$61,996,227	$101,527,566	$1,143,433,314
Level 2 - Significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—

Total Market Value of Investments	$61,996,227	$101,527,566	$1,143,433,314

*	The breakdown of each Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the three month period ended March 31, 2016, the Funds did not recognize any transfers to/from Level 1, 2 or 3. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

C. Determination of Gains or Losses on Sales of Securities – Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Note 3. – Federal Income Tax Information

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the year ended December 31, 2015, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of December 31, 2015, Mid Cap Value Fund, Real Estate Fund and Small Cap Value Fund did not have capital loss carryforwards for federal income tax purposes.

7

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2016 (unaudited)

Any capital loss, as defined by the Internal Revenue Code, that is realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Mid Cap Value Fund, Real Estate Fund and Small Cap Value Fund had no deferred qualified late-year losses for the year ending December 31, 2015.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filings at www.sec.gov.

8

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	5/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	5/24/16

By (Signature and Title)	/s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date	5/24/16